Equity-based Compensation - Summary of Option Activity (Parenthetical) (Detail)	12 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Weighted average remaining contractual life of outstanding options	4 years 29 days
Weighted average remaining contractual life of exercisable options	4 years 25 days